NOMURA ASSET DEPOSITOR COMPANY, LLC ABS-15G

Exhibit 99.12

Client Name:
Client Project Name:	NLT 2025-CES1
Start - End Dates:	1/15/2025 - 3/27/2025
Deal Loan Count:	892

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	Credit/Mtg History	CRDCRMH150	Tradelines do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	2
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC3260	Balance Sheet missing for one or more Self Employed borrowers	1
Compliance	Texas Home Equity	CMPTXHE320	XXX Equity - XXX Equity : Missing T.42 Title Endorsement	24
Compliance	Texas Home Equity	CMPTXHE321	XXX Equity - XXX Equity : Missing T.42.1 Title Endorsement	24
Compliance	Documentation	CMPDOC5556	Note P&I doesn't equal Clayton's calculated P&I; payment schedule inaccuracy	1
Total				57

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